Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal Deposit Insurance		$ 250,000		$ 250,000
Inventory impairment loss				$ 1,269,469	$ 0
Percentage of investments voting shares		20.00%		20.00%
Goodwill impairment loss				$ 1,023,533
Interest income				78,385	$ 22,764
Credit loss				$ 200,000
Reportable segment				1
Interest income amount	$ 44,239		$ 78,385